FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Brazil - 6.6%
B3 SA - Brasil Bolsa Balcao	4,251,524	$10,823,260
Banco Bradesco SA - ADR	2,707,988	9,017,600
Banco Santander Brasil SA - ADR (a)	1,599,377	9,772,194
Itau Unibanco Holding SA - ADR (a)	2,533,428	18,139,343
JBS NV (b)	305,016	4,406,235
Raia Drogasil SA	1,044,841	4,480,820
Rede D'Or Sao Luiz SA (c)	713,363	5,321,827
Suzano SA	532,667	5,001,271
Vale SA	3,601,020	47,314,830
WEG SA	1,155,809	10,227,689
		124,505,069

Chile - 19.0%
Banco de Chile	372,687,376	71,985,706
Banco de Credito e Inversiones SA	698,765	45,299,805
Cencosud SA	10,905,696	35,047,278
Cia Cervecerias Unidas SA - ADR (a)	528,831	6,747,884
Cia Sud Americana de Vapores SA	137,626,818	7,146,866
Colbun SA	61,110,387	9,769,901
Empresas CMPC SA	9,211,290	14,458,465
Empresas Copec SA	2,974,037	23,307,914
Falabella SA	11,281,373	78,695,604
Latam Airlines Group SA	2,542,207,722	68,829,588
		361,289,011

India - 1.4%
Dr Reddy's Laboratories Ltd. - ADR	10,103	141,846
HDFC Bank Ltd. - ADR	229,297	8,378,512
ICICI Bank Ltd. - ADR	148,497	4,425,211
Infosys Ltd. - ADR (a)	158,513	2,824,702
Reliance Industries Ltd. - GDR (c)	149,818	10,487,260
Wipro Ltd. - ADR (a)	86,586	245,904
		26,503,435

Indonesia - 2.4%
Alamtri Resources Indonesia Tbk PT	8,897,130	965,746
Bank Central Asia Tbk PT	40,782,098	19,749,052
Barito Pacific Tbk PT (b)	18,523,251	3,632,446
Charoen Pokphand Indonesia Tbk PT	5,083,610	1,374,937
Dian Swastatika Sentosa Tbk PT (b)	2,048,487	12,407,627
GoTo Gojek Tokopedia Tbk PT (b)

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Kalbe Farma Tbk PT	15,042,348	$1,087,018
Merdeka Copper Gold Tbk PT (b)	6,008,488	821,550
Pantai Indah Kapuk Dua Tbk PT	3,333,866	2,519,143
Sumber Alfaria Trijaya Tbk PT	12,838,378	1,520,588
		46,337,209

Malaysia - 4.8%
CelcomDigi Bhd	2,958,748	2,325,876
Hong Leong Bank Bhd	594,846	3,245,414
IHH Healthcare Bhd	8,062,011	17,383,587
Malayan Banking Bhd	11,638,760	30,057,714
Maxis Bhd	2,203,865	2,058,317
Press Metal Aluminium Holdings Bhd	3,498,477	6,138,284
Public Bank Bhd	14,148,682	15,829,230
SD Guthrie Bhd	6,829,161	9,642,951
YTL Corp. Bhd	4,414,513	2,219,223
YTL Power International Bhd	2,837,908	2,314,804
		91,215,400

Mexico - 2.0%
America Movil SAB de CV	4,152,719	4,287,050
Arca Continental SAB de CV	206,680	2,232,362
Cemex SAB de CV - ADR	358,526	4,119,464
Fomento Economico Mexicano SAB de CV - ADR	21,649	2,188,064
Grupo Aeroportuario del Sureste SAB de CV - ADR (a)	3,770	1,219,218
Grupo Bimbo SAB de CV - Class A	399,818	1,309,969
Grupo Carso SAB de CV - Class A1	119,046	782,203
Grupo Financiero Banorte SAB de CV	706,251	6,543,436
Grupo Financiero Inbursa SAB de CV	421,542	1,016,429
Grupo Mexico SAB de CV - Class B	1,483,039	14,017,117
		37,715,312

Philippines - 1.2%
Ayala Corp.	206,743	1,644,597
Ayala Land, Inc.	4,174,121	1,592,810
Bank of the Philippine Islands	1,034,062	2,040,617
BDO Unibank, Inc.	1,322,758	3,026,273
International Container Terminal Services, Inc.	597,617	5,759,552
Jollibee Foods Corp.	321,240	982,845
Manila Electric Co.	167,530	1,634,508
SM Investments Corp.	339,561	4,037,274
SM Prime Holdings, Inc.	5,729,871	2,215,690

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Universal Robina Corp.	619,767	$708,967
		23,643,133

Poland - 11.3%
Alior Bank SA	483,541	14,876,631
Bank Polska Kasa Opieki SA	1,163,660	66,480,965
Benefit Systems SA (b)	12,140	11,869,471
CCC SA (b)	281,784	9,387,567
CD Projekt SA	310,582	20,849,655
Cyfrowy Polsat SA (b)	745,420	2,533,182
Dino Polska SA (b)(c)	2,353,926	27,112,769
KRUK SA	96,076	13,207,105
LPP SA	7,120	41,272,201
XTB SA (c)	340,713	6,816,158
		214,405,704

South Africa - 6.5%
Absa Group Ltd.	616,861	8,916,175
Bid Corp. Ltd.	229,345	5,842,619
Capitec Bank Holdings Ltd.	58,960	14,796,254
FirstRand Ltd.	3,906,706	21,409,032
Gold Fields Ltd. - ADR (a)	570,048	24,888,296
MTN Group Ltd.	1,080,789	11,062,424
Nedbank Group Ltd.	339,013	5,450,821
Sanlam Ltd.	1,323,643	7,872,319
Shoprite Holdings Ltd.	342,127	5,582,909
Standard Bank Group Ltd.	994,315	17,436,538
		123,257,387

South Korea - 23.3%
Celltrion, Inc.	102,106	12,829,257
HD Hyundai Heavy Industries Co. Ltd.	11,491	4,060,199
Hyundai Mobis Co. Ltd.	37,626	9,742,458
Hyundai Motor Co.	100,100	20,602,999
Kia Corp.	156,593	13,240,101
NAVER Corp.	85,343	14,366,511
POSCO Holdings, Inc. - ADR	173,336	9,223,209
Samsung Biologics Co. Ltd. (b)(c)	6,641	7,814,026
Samsung Electronics Co. Ltd.	2,663,544	221,692,357
Samsung Episholdings Co. Ltd. (b)	3,539	1,825,328
SK Hynix, Inc.	284,143	128,407,270
		443,803,715

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Taiwan - 18.9%
Cathay Financial Holding Co. Ltd.	5,995,694	$14,464,239
Chunghwa Telecom Co. Ltd.	2,991,145	12,423,240
CTBC Financial Holding Co. Ltd.	9,530,981	15,227,487
Delta Electronics, Inc.	1,042,223	31,942,864
Fubon Financial Holding Co. Ltd.	6,481,705	19,824,377
Hon Hai Precision Industry Co. Ltd.	7,615,799	55,869,311
MediaTek, Inc.	900,001	40,960,565
Quanta Computer, Inc.	1,905,452	16,495,057
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	464,860	141,266,305
United Microelectronics Corp. - ADR (a)	1,492,784	11,733,282
		360,206,727

Thailand - 1.5%
Advanced Info Service PCL	495,761	4,925,351
Bangkok Bank PCL	325,716	1,752,384
Bangkok Dusit Medical Services PCL	2,124,646	1,301,561
Central Pattana PCL	796,841	1,397,412
Central Retail Corp. PCL (c)	957,766	547,208
CP ALL PCL	953,022	1,315,869
Delta Electronics Thailand PCL	2,135,834	11,728,274
Gulf Development PCL (b)	2,167,515	2,872,362
Kasikornbank PCL	379,467	2,342,686
		28,183,107
TOTAL COMMON STOCKS (Cost $1,249,939,740)		1,881,065,209

WARRANTS - 0.0% (d)	Contracts
Malaysia - 0.0%(d)
YTL Corp. Bhd, Expires 12/31/2099, Exercise Price $1.50 (b)	681,983	90,752
YTL Power International Bhd, Expires 12/31/2099, Exercise Price $2.45 (b)	438,423	92,913
Total Malaysia		183,665
TOTAL WARRANTS (Cost $0)		183,665

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (e)	22,680,604	22,680,604

FREEDOM 100 EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $22,680,604)			22,680,604
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.67% (e)	6,990,097		$6,990,097
TOTAL MONEY MARKET FUNDS (Cost $6,990,097)			6,990,097

TOTAL INVESTMENTS - 100.5% (Cost $1,279,610,441)			$1,910,919,575
Liabilities in Excess of Other Assets - (0.5)%		(0.00474)	(9,007,258)
TOTAL NET ASSETS - 100.0%			$1,901,912,317
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
LLC - Limited Liability Company
PCL - Public Company Limited

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $21,671,143.
(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $58,099,248 or 3.1% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

FREEDOM 100 EMERGING MARKETS ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Freedom 100 Emerging Markets ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$—	$1,881,065,209	$—	$—	$1,881,065,209
Warrants	—	—	183,665	—	183,665
Investment Purchased with Proceeds from Securities Lending	22,680,604	—	—	—	22,680,604
Money Market Funds	—	6,990,097	—	—	6,990,097
Total Investments	$22,680,604	$1,888,055,306	$183,663	$—	$1,910,919,575

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $22,680,604 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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